UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21775
                                                     ---------

                    Oppenheimer International Diversified Fund
                    ------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: April 30
                                                 --------

                      Date of reporting period: 01/31/2008
                                                ----------

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer International Diversified Fund

STATEMENT OF INVESTMENTS  JANUARY 31, 2008 / UNAUDITED
--------------------------------------------------------------------------------

                                                                     SHARES             VALUE
----------------------------------------------------------------------------------------------
INVESTMENT COMPANIES--100.1% 1
----------------------------------------------------------------------------------------------
FIXED INCOME FUND--11.2%
Oppenheimer International Bond Fund, Cl. Y                       31,055,473   $   203,723,900
----------------------------------------------------------------------------------------------
GLOBAL EQUITY FUNDS--88.7%
Oppenheimer Developing Markets Fund, Cl. Y                        4,815,024       212,679,637
----------------------------------------------------------------------------------------------
Oppenheimer International Growth Fund, Cl. Y                     21,050,021       599,083,594
----------------------------------------------------------------------------------------------
Oppenheimer International Small Company Fund, Cl. Y              11,695,011       269,920,862
----------------------------------------------------------------------------------------------
Oppenheimer International Value Fund, Cl. Y                       4,297,965        70,185,758
----------------------------------------------------------------------------------------------
Oppenheimer Quest International Value Fund, Inc., Cl. A          24,472,854       463,271,120
                                                                              ----------------
                                                                                1,615,140,971

----------------------------------------------------------------------------------------------
MONEY MARKET FUND--0.2%
Oppenheimer Institutional Money Market Fund, Cl. E, 4.54% 2       2,965,804         2,965,804
----------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $1,925,840,319)                     100.1%    1,821,830,675
----------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                  (0.1)       (1,460,544)

                                                                 -----------------------------
NET ASSETS                                                            100.0%  $ 1,820,370,131
                                                                 =============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended January 31, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the Transactions issuer having the same investment adviser. during the period in which the issuer was an affiliate are as follows:

                                                                    SHARES            GROSS         GROSS             SHARES
                                                            APRIL 30, 2007        ADDITIONS    REDUCTIONS   JANUARY 31, 2008
-----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Developing Markets Fund, Cl. Y                       3,974,441        2,331,751     1,491,168          4,815,024
Oppenheimer Institutional Money Market Fund, Cl. E               5,849,559      248,274,384   251,158,139          2,965,804
Oppenheimer International Bond Fund, Cl. Y                      17,188,277       14,221,511       354,315         31,055,473
Oppenheimer International Growth Fund, Cl. Y                    11,815,445        9,474,956       240,380         21,050,021
Oppenheimer International Small Company Fund, Cl. Y              6,108,521        5,707,098       120,608         11,695,011
Oppenheimer International Value Fund, Cl. Y                             --        4,559,271       261,306          4,297,965
Oppenheimer Quest International Value Fund, Inc., Cl. A         14,658,968        9,929,659       115,773         24,472,854

                                                                                                 DIVIDEND           REALIZED
                                                                                      VALUE        INCOME        GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Developing Markets Fund, Cl. Y                                   $  212,679,637   $ 6,979,695    $     5,664,726
Oppenheimer Institutional Money Market Fund, Cl. E                                2,965,804       167,835                 --
Oppenheimer International Bond Fund, Cl. Y                                      203,723,900    10,509,193            (66,781)
Oppenheimer International Growth Fund, Cl. Y                                    599,083,594     8,249,889           (669,247)
Oppenheimer International Small Company Fund, Cl. Y                             269,920,862    20,974,147         (1,082,187)
Oppenheimer International Value Fund, Cl. Y                                      70,185,758     1,288,174           (768,693)
Oppenheimer Quest International Value Fund, Inc., Cl. A                         463,271,120    17,132,046           (199,649)
                                                                             ------------------------------------------------

                                                                             $1,821,830,675   $65,300,979    $     2,878,169
                                                                             ================================================

2. Rate shown is the 7-day yield as of January 31, 2008.


                 1 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

Oppenheimer International Diversified Fund

STATEMENT OF INVESTMENTS  JANUARY 31, 2008 / UNAUDITED
--------------------------------------------------------------------------------

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of each class of its shares based upon the net asset value of the applicable Underlying Fund. For each Underlying Fund, the net asset value per share for a class of shares is determined as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P. M. Eastern time, on each day the Exchange is open for trading by dividing the value of the Underlying Fund's net assets attributable to that class by the number of outstanding shares of that class on that day. To determine net asset values, the Underlying Fund's assets are valued primarily on the basis of current market quotations. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Underlying Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Underlying Fund's Board of Trustees. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of January 31, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $ 1,928,875,634
Federal tax cost of other investments               4,133,796
                                              ----------------
Total federal tax cost                        $ 1,933,009,430
                                              ================

Gross unrealized appreciation                 $    31,284,030
Gross unrealized depreciation                    (138,328,989)
                                              ----------------
Net unrealized depreciation                   $  (107,044,959)
                                              ================


                 2 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND



ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 01/31/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer International Diversified Fund

By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer

Date: 03/11/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer
Date:    03/11/2008

By:      /s/ Brian W. Wixted
         ---------------------------
         Brian W. Wixted
         Principal Financial Officer
Date:    03/11/2008